SCHEDULE OF REAL ESTATE PROPERTIES (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Real estate assets owned		$ 125,888		$ 166,254		$ 200,207
Garden Gateway Plaza [Member]
Geographic location		Colorado Springs, Colorado	[1]	Colorado Springs, Colorado	[2]
Real estate assets owned			[1]	$ 11,465	[1],[2]	11,428	[2]
World Plaza [Member]
Geographic location		San Bernardino, California	[3]	San Bernardino, California	[2]
Real estate assets owned		$ 9,272	[3]	$ 9,272	[2],[3]	8,305	[2]
Executive Office Park [Member]
Geographic location		Colorado Springs, Colorado	[1]	Colorado Springs, Colorado
Real estate assets owned			[1]	$ 5,106	[1]	7,723
Waterman Plaza [Member]
Geographic location		San Bernardino, California	[1]	San Bernardino, California	[2]
Real estate assets owned			[1]	$ 3,500	[1],[2]	4,889	[2]
Genesis Plaza [Member]
Geographic location		San Diego, California		San Diego, California
Real estate assets owned		$ 8,412	[4]	$ 8,651	[4]	8,789
Dakota Center [Member]
Geographic location		Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned		$ 8,694		$ 8,597		8,855
Grand Pacific Center [Member]
Geographic location		Bismarck, North Dakota		Bismarck, North Dakota
Real estate assets owned		$ 5,525		$ 5,684		5,914
Arapahoe Center [Member]
Geographic location		Centennial, Colorado		Centennial, Colorado
Real estate assets owned		$ 8,901		$ 9,233		9,748
Union Town Center [Member]
Geographic location		Colorado Springs, Colorado		Colorado Springs, Colorado
Real estate assets owned		$ 9,212		$ 9,345		9,612
West Fargo Industrial [Member]
Geographic location		Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned		$ 6,996		$ 7,061		7,212
The 300 N.P [Member]
Geographic location		Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned		$ 3,218		$ 3,280		3,405
Research Parkway [Member]
Geographic location		Colorado Springs, Colorado		Colorado Springs, Colorado
Real estate assets owned		$ 2,392		$ 2,438		2,512
One Park Centre [Member]
Geographic location		Westminster, Colorado		Westminster, Colorado
Real estate assets owned		$ 8,072		$ 8,586		8,518
Highland Court [Member]
Geographic location		Centennial, Colorado	[1],[5]	Centennial, Colorado	[2]
Real estate assets owned			[1],[5]	$ 10,500	[1],[2],[5]	11,421	[2]
Shea Center II [Member]
Geographic location		Highlands Ranch, Colorado		Highlands Ranch, Colorado
Real estate assets owned		$ 20,340		$ 21,026		21,853
Mandolin [Member]
Geographic location	[5]	Houston, Texas
Real estate assets owned	[5]	$ 4,899
Presidio Property Trust, Inc. Properties [Member]
Real estate assets owned		$ 95,933		$ 123,744		151,741
Model Home Properties [Member]
Geographic location		TX, FL, IL, WI	[6]	AZ, FL, IL, PA, TX, WI	[7]
Real estate assets owned		$ 29,955	[6]	$ 42,510	[6],[7]	48,466	[7]
Union Terrace [Member]
Geographic location	[8]			Lakewood, CO
Real estate assets owned	[8]					8,425
Centennial Tech Center [Member]
Geographic location	[8]			Colorado Springs, Colorado
Real estate assets owned	[8]					$ 13,132

[1]	This property was sold during the nine months ended September 30, 2021.
[2]	Property held for sale as of December 31, 2020.
[3]	This property is held for sale as of September 30, 2021.
[4]	Genesis Plaza is owned by two tenants-in-common, each of which owns 57% and 43%, respectively, and we beneficially own an aggregate of 76.4%.
[5]	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Internal Revenue for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.
[6]	Includes three Model Homes listed as held for sale as of September 30, 2021.
[7]	Includes seven Model Homes that are listed as held for sale as of December 31, 2020.
[8]	This property was sold during the year ended December 31, 2020.